Consolidated statement of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statement of cash flows
(Loss)/profit before tax from continuing operations	$ (11,065,062)	$ 13,091,461	$ (101,731,569)
Profit/(loss) before tax from discontinued operations	795,369	(10,076,290)	(25,073,130)
(Loss)/profit for the year before tax	(10,269,693)	3,015,171	(126,804,699)
Adjustments to reconcile profit before tax to net cash flows:
Depreciation of property and equipment	256,666	356,288	604,304
Depreciation of right-of-use assets	177,107	364,116	1,216,495
Amortization of intangible assets	36,372	32,375	2,455,243
Charge for provision for expected credit losses	578,341	535,340	873,442
(Gain)/loss on disposal of subsidiaries	(1,126,100)	8,285,250
Other income	(261,624)	(18,834,177)
Gain on recognition of sublease receivable			(87,026)
Sublease income	(12,349)	(37,706)	(8,340)
Provision for employees' end of service benefits, net of reversals	45,957		(171,447)
Finance cost	15,858	12,192	3,466,593
Listing costs			139,609,424
Change in fair value of deferred purchase price	1,865,274	(727,134)	(31,844,346)
Change in fair value of financial liabilities.	562,736	(1,210,671)	(109,720,648)
Impairment of assets			46,381,441
Impairment of financial assets			10,000,880
Employee share-based payments charges/(reversals)	56,450	285,651	(36,155,857)
Cash flows used in operations before changes in working capital	(8,075,005)	(7,923,305)	(100,184,541)
Changes in working capital:
Trade and other receivables	2,132,317	3,917,812	(11,489,377)
Prepaid expenses and other current assets	831,387	995,660	(2,584,987)
Accounts payable, accruals and other payables	1,468,458	(6,471,125)	(3,571,712)
Current tax liabilities	209,049	244,206	793,105
Due to related parties	(131,523)	131,523
Cash flows from (used in) operations	(3,565,317)	(9,105,229)	(117,037,512)
Payment of employees' end of service benefits			(635,314)
Net cash flows used in operating activities	(3,565,317)	(9,105,229)	(117,672,826)
Cash flows from an investing activity
Purchase of property and equipment		(17,237)	(817,586)
Proceeds from disposal of subsidiaries		8,400,000
Payment for acquisition of subsidiary, net of cash acquired			(743,292)
Sublease rentals received	583,371	668,236	138,410
Purchase of financial assets			(5,000,010)
Purchase of intangible assets		(258,151)	(1,666,934)
Net cash flows generated from/(used in) investing activities	583,371	8,792,848	(8,089,412)
Cash flows from financing activities
Proceeds from issuance of share capital	2,564,000	789,462	60,787,038
Proceeds from issuance of other instruments	1,886,000
Proceeds from issuance of convertible notes			26,336,000
Proceeds from PIPE subscription			39,664,000
Payments of external loan			(134,830)
Repayment of loan from related party			(195,270)
Finance cost paid			(543,432)
Finance lease liabilities paid, net of accretion	(411,162)	(445,571)	(850,773)
Net cash flows generated from financing activities	4,038,838	343,891	125,062,733
Net increase/(decrease) in cash and cash equivalents	1,056,892	31,510	(699,505)
Cash and cash equivalents at the beginning of the year	2,924,016	2,696,276	9,529,723
Effects of exchange rate changes on cash and cash equivalents	979,597	196,230	(6,133,942)
Cash and cash equivalents at the end of the year	4,960,505	2,924,016	2,696,276
Non-cash financing and investing activities:
Settlement of deferred purchase price		5,377,829
Issuance of shares during the year	$ 4,032,383	3,073,237	3,432,493
Fair value of shares earnouts			(75,550,455)
Acquisitions of non-controlling interests			(3,036,641)
Costs attributable to the issuance of shares		$ 8,467,766	8,467,766
Conversion of convertible notes			145,952,505
Property and equipment additions through acquisition of business			(586,452)
Intangible assets additions through acquisition of business			$ (20,580,000)